Leases - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Text Block [Abstract]
Finance costs	£ 1.0	£ 2.1	£ 1.7	£ 1.5
Income recognized from subleases		0.0	0.4
Lease expenses		0.2	0.2
Cash outflows of lease liabilities		£ 13.4	£ 10.3